Property and equipment (Tables)	12 Months Ended
Mar. 31, 2025
Property, plant and equipment [abstract]
Disclosure of reconciliation of changes in property, plant and equipment, including right-of-use assets	The changes in the acquisition cost, accumulated depreciation and accumulated impairment losses of property and equipment are as follows:

(In millions)	Right-of-use assets	Leasehold improvements	Equipment and fixtures	Construction in progress	Total
Acquisition cost
As of March 31, 2023	¥1,535	¥455	¥189	¥—	¥2,179
Additions(1)	1,758	—	4	303	2,065
Decrease due to lease term changes	(82)	—	—	—	(82)
Sales and disposals	(240)	(202)	(44)	(4)	(490)
As of March 31, 2024	2,972	253	149	299	3,672
Additions(1)	418	4	7	120	549
Additions (transferred from Construction in progress)	—	406	13	(419)	—
Additions (business combination)	—	2	—	—	2
Sales and disposals	(1,329)	(123)	(48)	—	(1,500)
As of March 31, 2025	¥2,062	¥542	¥121	¥—	¥2,725

(In millions)	Right-of-use assets	Leasehold improvements	Equipment and fixtures	Construction in progress	Total
Accumulated depreciation and accumulated impairment loss
As of March 31, 2023	¥(1,030)	¥(370)	¥(135)	¥—	¥(1,535)
Depreciation (charged to profit or loss)(2)	(406)	(74)	(20)	—	(500)
Depreciation (charged to intangible assets)(2)	(25)	—	—	—	(25)
Sales and disposals	136	194	30	—	360
As of March 31, 2024	(1,325)	(250)	(125)	—	(1,700)
Depreciation (charged to profit or loss)(2)	(426)	(77)	(8)	—	(511)
Depreciation (charged to intangible assets)(2)	(100)	—	—	—	(100)
Sales and disposals	1,329	123	44	—	1,496
As of March 31, 2025	¥(522)	¥(204)	¥(89)	¥—	¥(815)

Carrying amount
As of March 31, 2023	¥505	¥85	¥54	¥—	¥644
As of March 31, 2024	¥1,647	¥3	¥24	¥299	¥1,973
As of March 31, 2025	¥1,539	¥338	¥32	¥—	¥1,909
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(1) The assets recognized corresponding to asset retirement obligations are included in “Right-of-use assets.” The additions of asset retirement obligation of ¥35 million and ¥339 million for March 31, 2024 and 2025, respectively, were recorded for the leased office building due the remeasurement. See Note 23 “Provisions.”
(2) Depreciation on property and equipment is generally included in “Selling, general and administrative expenses” in the consolidated statements of profit or loss and other comprehensive income, except when it is attributable to
“Internally generated intangible assets,” which represents amounts capitalized as software. When attributable to
“Internally generated intangible assets” such amounts are recognized in “Intangible assets” in the consolidated statements of financial position.
(3) There was no property and equipment with restricted ownership or pledged as collateral as of March 31, 2024 and
2025.